Right-of-use assets and lease liabilities - Finance Leases (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Total Obligations under finance leases	$ 42,659	$ 0
Lease Commitment [Member]
2024	42,918
Minimum net lease payments	42,918
Less: Discounting effect	(259)
Total Obligations under finance leases	$ 42,659